Note 9 - Federal Income Taxes (Detail) - Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 7,256	$ 7,147
Deferred compensation	655	718
Losses on capital investments	1,159	1,727
Other	1,254	1,304
Total deferred tax assets	10,324	10,896
Deferred tax liabilities:
Fixed assets	(1,821)	(1,851)
Mortgage servicing rights	(1,697)	(1,563)
Purchase accounting adjustments	(234)	(373)
Unrealized gain on securities available for sale	(1,859)	(1,492)
Other	(428)	(992)
Total deferred tax liabilities	(6,039)	(6,271)
Net deferred tax assets	4,285	4,625
Deferred tax valuation allowance	(1,143)	(1,143)
Net deferred tax assets	$ 3,142	$ 3,482